Segment information - Cash Capital Expenditure by Segment (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Capital expenditure	$ 4,445	$ 3,980	$ 4,614	$ 8,424	$ 10,774
Investments in joint ventures and associates	261	500	436	761	743
Investments in equity securities	13	13	80	25	114
Cash capital expenditure	4,719	4,493	5,130	9,211	11,631
Operating segments
Disclosure of operating segments [line items]
Capital expenditure	4,445	3,980	4,614	8,424	10,774
Investments in joint ventures and associates	261	500	436	761	743
Investments in equity securities	13	13	80	25	114
Cash capital expenditure	4,719	4,493	5,130	9,211	11,631
Operating segments | Integrated Gas
Disclosure of operating segments [line items]
Capital expenditure	1,024	858	803	1,882	1,500
Investments in joint ventures and associates	127	184	286	310	401
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	1,151	1,041	1,089	2,192	1,901
Operating segments | Upstream
Disclosure of operating segments [line items]
Capital expenditure	1,769	1,766	1,936	3,535	3,688
Investments in joint ventures and associates	60	244	93	304	211
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	1,829	2,010	2,029	3,839	3,899
Operating segments | Marketing
Disclosure of operating segments [line items]
Capital expenditure	644	427	695	1,071	3,423
Investments in joint ventures and associates	0	38	14	38	23
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	644	465	709	1,109	3,446
Operating segments | Marketing | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
Capital expenditure			39
Cash capital expenditure					91
Operating segments | Chemicals and Products
Disclosure of operating segments [line items]
Capital expenditure	601	474	624	1,074	1,183
Investments in joint ventures and associates	37	26	3	63	5
Investments in equity securities	0	0	2	0	2
Cash capital expenditure	638	500	630	1,138	1,190
Operating segments | Chemicals and Products | Revision of prior period, reclassification, adjustment
Disclosure of operating segments [line items]
Capital expenditure			(39)
Cash capital expenditure					(91)
Operating segments | Renewables and Energy Solutions
Disclosure of operating segments [line items]
Capital expenditure	377	421	483	797	858
Investments in joint ventures and associates	35	8	46	43	91
Investments in equity securities	13	10	27	22	46
Cash capital expenditure	425	438	556	863	996
Operating segments | Corporate
Disclosure of operating segments [line items]
Capital expenditure	30	34	72	64	122
Investments in joint ventures and associates	1	0	(6)	2	10
Investments in equity securities	0	3	51	3	65
Cash capital expenditure	$ 32	$ 37	$ 117	$ 69	$ 198